Assets held for sale (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Apr. 30, 2024
Assets held for sale [Abstract]
Assets held for sale	$ 0		$ 28,642
Arroyo II Loan and Investment in Pemcorp [Member]
Assets held for sale [Abstract]
Assets held for sale			$ 28,700
Monterrey [Member]
Assets held for sale [Abstract]
Ownership interest			70.00%
Gains on sale of equity interest	8,854	$ 0
Net proceeds from sales of interests in associates	38,100
Expected proceeds from sales of interests in associates	$ 3,100
Monterrey [Member] | Top of range [member]
Assets held for sale [Abstract]
Additional proceeds from sales of interests in associates				$ 7,000